Schedule of Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 3,955,901	$ 3,663,674	$ 3,015,670
Intangible assets with indefinite lives	976,638	875,688
Intangible assets with definite lives, net	313,449	235,353
Goodwill and intangible assets	$ 5,245,988	$ 4,774,715